Pacer US Cash Cows Bond ETF
Schedule of Investments
July 31, 2026 (Unaudited)

CORPORATE BONDS - 98.1%	Par	Value
Communication Services - 7.0%
AppLovin Corp.
5.50%, 12/01/2034	$ 184,000	$ 181,225
5.95%, 12/01/2054	140,000	126,957
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	216,000	150,120
5.14%, 03/15/2052	217,000	137,919
Fox Corp.
5.48%, 01/25/2039	199,000	188,950
5.58%, 01/25/2049	200,000	179,594
Match Group Holdings II LLC, 4.63%, 06/01/2028 (a)	200,000	196,817
Nexstar Media, Inc., 6.50%, 09/15/2033 (a)	191,000	190,021
		1,351,603

Consumer Discretionary - 16.6%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/2051	316,000	184,969
4.15%, 05/01/2052	260,000	185,351
6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	192,000	194,715
BorgWarner, Inc., 5.40%, 08/15/2034	198,000	196,946
Ford Motor Co., 5.29%, 12/08/2046	228,000	182,260
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	181,000	190,632
6.13%, 03/08/2034	199,000	198,366
6.50%, 02/07/2035	192,000	194,199
Hasbro, Inc., 6.05%, 05/14/2034	182,000	187,424
Leggett & Platt, Inc.
3.50%, 11/15/2027	202,000	197,967
4.40%, 03/15/2029	197,000	191,533
3.50%, 11/15/2051	299,000	174,819
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	200,000	196,429
PVH Corp., 5.50%, 06/13/2030	196,000	197,038
Tapestry, Inc., 5.50%, 03/11/2035	197,000	194,950
United Airlines 2023-1 Class A Pass Through Trust, 5.80%, 01/15/2036	151,404	154,321
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	171,107	171,416
		3,193,335

Consumer Staples - 16.0%
Altria Group, Inc.
5.63%, 02/06/2035	185,000	186,383
5.80%, 02/14/2039	185,000	182,621
3.40%, 02/04/2041	259,000	192,006
4.45%, 05/06/2050	240,000	180,558
Conagra Brands, Inc.
5.75%, 08/01/2035	197,000	195,515
5.30%, 11/01/2038	200,000	184,660
5.40%, 11/01/2048	215,000	181,574
Constellation Brands, Inc.
4.50%, 05/09/2047	225,000	180,331
5.25%, 11/15/2048	205,000	181,600
Kraft Heinz Foods Co.
5.20%, 07/15/2045	215,000	184,915
4.38%, 06/01/2046	142,000	109,286

4.88%, 10/01/2049	221,000	178,741
5.50%, 06/01/2050	202,000	177,172
Pilgrim's Pride Corp.
4.25%, 04/15/2031	202,000	192,063
3.50%, 03/01/2032	214,000	192,583
6.25%, 07/01/2033	182,000	186,774
6.88%, 05/15/2034	179,000	190,576
		3,077,358

Energy - 20.2%
Chord Energy Corp., 6.75%, 03/15/2033 (a)	197,000	200,649
Devon Energy Corp.
5.60%, 03/15/2034 (a)	196,000	198,313
5.40%, 02/15/2035 (a)	23,000	22,646
5.90%, 02/15/2055 (a)	202,000	188,696
Diamondback Energy, Inc.
6.25%, 03/15/2053	196,000	194,394
5.75%, 04/18/2054	200,000	186,095
5.90%, 04/18/2064	200,000	185,813
Expand Energy Corp.
5.38%, 02/01/2029	200,000	199,742
5.38%, 03/15/2030	198,000	198,572
4.75%, 02/01/2032	201,000	194,800
5.70%, 01/15/2035	188,000	187,008
HF Sinclair Corp.
5.75%, 01/15/2031	187,000	190,026
5.50%, 09/01/2032	197,000	197,029
6.25%, 01/15/2035	184,000	188,767
Occidental Petroleum Corp.
6.45%, 09/15/2036	181,000	190,505
6.20%, 03/15/2040	199,000	200,667
6.60%, 03/15/2046	195,000	199,139
6.05%, 10/01/2054	199,000	191,977
Ovintiv, Inc., 6.25%, 07/15/2033	182,000	189,826
Phillips 66 Co., 4.90%, 10/01/2046	220,000	185,895
Viper Energy Partners LLC, 5.70%, 08/01/2035	193,000	191,802
		3,882,361

Health Care - 19.3%
Biogen, Inc.
5.20%, 09/15/2045	218,000	194,447
6.45%, 05/15/2055	181,000	185,046
Cardinal Health, Inc., 5.35%, 11/15/2034	188,000	186,551
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	217,000	200,676
8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	191,000	190,551
HCA, Inc.
5.50%, 06/15/2047	202,000	180,302
5.25%, 06/15/2049	217,000	185,673
5.90%, 06/01/2053	200,000	184,695
6.00%, 04/01/2054	192,000	180,132
Mylan, Inc., 5.20%, 04/15/2048	239,000	191,496
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031 (a)	229,000	226,655
6.75%, 05/15/2034 (a)	202,000	210,904
7.88%, 05/15/2034 (a)	210,000	224,028
Royalty Pharma PLC
3.30%, 09/02/2040	260,000	195,983
5.90%, 09/02/2054	199,000	188,914

Tenet Healthcare Corp., 6.13%, 10/01/2028	195,000		195,124
Utah Acquisition Sub, Inc., 5.25%, 06/15/2046	236,000		192,240
Viatris, Inc.
3.85%, 06/22/2040	260,000		198,869
4.00%, 06/22/2050	281,000		186,470
			3,698,756

Industrials - 3.5%
TransDigm, Inc.
7.13%, 12/01/2031 (a)	182,000		187,722
6.63%, 03/01/2032 (a)	100,000		101,673
6.38%, 05/31/2033 (a)	191,000		190,952
6.75%, 01/31/2034 (a)	192,000		195,124
			675,471

Information Technology - 13.6%
Arrow Electronics, Inc.
2.95%, 02/15/2032	222,000		194,964
5.88%, 04/10/2034	182,000		183,963
Atlassian Corp., 5.50%, 05/15/2034	184,000		179,594
Avnet, Inc., 6.25%, 03/15/2028	198,000		201,728
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	184,000		182,965
5.95%, 04/15/2035	182,000		178,812
DXC Technology Co., 2.38%, 09/15/2028	209,000		197,619
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (b)	180,000		176,643
5.60%, 10/15/2054	201,000		174,844
HP, Inc., 6.10%, 04/25/2035	181,000		185,664
Qorvo, Inc., 4.38%, 10/15/2029	200,000		192,716
Skyworks Solutions, Inc., 3.00%, 06/01/2031	214,000		190,266
SS&C Technologies, Inc., 5.50%, 09/30/2027 (a)	198,000		197,727
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029 (a)	207,000		171,838
			2,609,343

Materials - 1.9%
LyondellBasell Industries NV, 4.63%, 02/26/2055	245,000		180,318
Olin Corp., 6.63%, 04/01/2033 (a)	189,000		184,954
			365,272
TOTAL CORPORATE BONDS (Cost $19,332,666)			18,853,499

TOTAL INVESTMENTS - 98.1% (Cost $19,332,666)			18,853,499
Other Assets in Excess of Liabilities - 1.9%		0.01877	360,557
TOTAL NET ASSETS - 100.0%			$ 19,214,056

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $3,085,148 or 16.1% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer US Cash Cows Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 18,853,499	$ –	$ 18,853,499
Total Investments	$ –	$ 18,853,499	$ –	$ 18,853,499

Refer to the Schedule of Investments for further disaggregation of investment categories.